Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net loss	$ (11,266)	$ (4,381)	$ (12,354)
Items not affecting cash
Depreciation of property, plant and equipment	2,346	2,639	3,028
Depletion of mineral properties	1,272	477	3,456
Amortization of mining rights	100	100	100
Share based payment expense	362	382	127
Provisions	983	(677)	2,419
Interest payable with related party	699	593	255
Impairment of mineral properties	1,489		1,996
Write-down of inventory	1,103		2,368
Write-down of other receivables	2,323
Accretion expense	66	13	35
Gain on sale of asset	(336)
Deferred tax expense/(benefit)	(177)	2,069	(115)
Total adjustments	(1,036)	1,215	1,315
Net change in non-cash working capital items
(Increase)/decrease in receivables	(671)	(255)	3,864
(Increase)/decrease in deferred tax assets			1,793
(Increase)/decrease in inventory	(1,323)	239	1,246
(Increase)/decrease in other financial assets		310	28
Increase/(decrease) in accounts payable and accrued liabilities	2,471	(1,505)	(3,124)
Increase/(decrease) in accounts payable and accrued liabilities with related parties	64	156	301
Increase/(decrease) in interest payable			(9)
Increase/(decrease) in provision	(49)	1	(24)
Increase/(decrease) in transaction taxes payable	(47)	(103)	(126)
Total working capital adjustments	445	(1,157)	3,949
Net cash provided by/(used in) operating activities	(591)	58	5,264
Cash flows from investing activities
Purchase of property, plant and equipment	(1,274)	(976)	(777)
Purchase of mineral property	(2,951)	(942)	(2,926)
Proceeds from disposal of property, plant and equipment	337	417	189
Net cash used in investing activities	(3,888)	(1,501)	(3,514)
Cash flow from financing activities
Bank indebtedness (repayment)	(2,930)	(5,946)	2,608
Proceeds from loans with related parties		6,646	8,260
Repayment of loans	(265)	(174)	(10,530)
Shares repurchased under NCIB	(20)	(17)
Shares issued	7,408
Share and warrant issuance costs	(326)
Net cash provided by financing activities	3,867	509	338
Net increase/(decrease) in cash	(612)	(934)	2,088
Effect of foreign exchange on cash	84	1,068	(2,057)
Cash, beginning of year	819	685	654
Cash, end of the year	291	819	685
Taxes paid	(47)	(103)	(126)
Interest paid	(457)	(342)	(416)
Supplemental non-cash information
Shares issued to settle debts		10,275
Change in value of investments	$ (1)	$ 8	$ (28)